As filed with the Securities and Exchange Commission on November 7, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.
 AGA Total Return Realty Plus Fund

 Portfolio of Investments

 September 30, 2006

 (Unaudited)

Shares
Value

 COMMON STOCKS - 26.5%

 Discount - 2.9%

 The Home Depot, Inc.
80
$
2,902

 Hotels Restaurants & Leisure - 6.9%

 Starwood Hotels & Resorts Worldwide Corp.
90
5,147

 Wyndham Worldwide Corp.*
60
1,678

6,825

 Internet Software & Services - 4.9%

 Move, Inc.*
1,000
4,910

 Real Estate Management & Development - 7.8%

 Genesis Land Development Corp.*
600
2,682

 Melcor Development Ltd.
200
3,436

 Realogy Corp.*
75
1,701

7,819

 Specialty Retail - 2.8%

 Lowe's Cos., Inc.
100
2,806

 Thrifts & Mortgage Finance - 1.2%

 CharterMac
60
1,198

 TOTAL COMMON STOCKS (Cost $26,387)
26,460

 INVESTMENT COMPANIES - 20.4%

 Real Estate Investment Trusts - 20.4%

 American Land Lease Inc.
85
2,018

 Arbor Realty Trust, Inc.
80
2,045

 Archstone-Smith Trust
20
1,089

 BioMed Realty Trust, Inc.
65
1,972

 Brandywine Realty Trust
30
977

 Crescent Real Estate Equities Co.
45
981

 General Growth Properties, Inc.
60
2,859

 Host Marriott Corp.
230
5,274

 NorthStar Realty Finance Corp.
80
1,016

 Public Storage, Inc.
25
2,150

20,381

 TOTAL INVESTMENT COMPANIES (Cost $20,016)
20,381

 TOTAL INVESTMENT SECURITIES - 46.9%
46,841

 (Cost $46,403)

 Other Assets in Excess of Liabilities - 53.1%
52,962

 TOTAL NET ASSETS - 100.00%
$
99,803

 *
Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$46,403

Gross unrealized appreciation	1,377
Gross unrealized depreciation	(939)
Net unrealized appreciation	$438

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. Because the Fund has been in operations for less than a fiscal year, there are no tax adjustments at this time.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title) /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date November 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date November 1, 2006

* Print the name and title of each signing officer under his or her signature.